Costs and Expenses by Nature (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Costs and Expenses by Nature
Percentage of reduction in working hours under cost and expense reduction plan			25.00%
Percentage of employees affected by 25% reduction in working hours			90.00%
Salaries and payroll charges	[1]	R$ (62,376)	R$ (279,523)	R$ (200,621)
Raw materials and productions costs		(27,267)	(216,791)	(238,635)
Depreciation and amortization		(21,770)	(174,088)	(164,932)
Editorial costs		(21,638)	(52,794)	(61,281)
Copyright		(20,473)	(59,597)	(61,975)
Advertising and publicity		(17,091)	(88,965)	(60,416)
Utilities, cleaning and security		(9,379)	(19,499)	(11,869)
Rent and condominium fees		(7,929)	(14,278)	(20,375)
Third-party services		(3,817)	(23,904)	(26,406)
Travel		(3,664)	(8,760)	(12,471)
Consulting and advisory services		(2,910)	(25,269)	(16,028)
Impairment losses on trade receivables		(2,283)	(25,015)	(4,297)
Material		(1,762)	(3,708)	(1,087)
Taxes and contributions		(267)	(2,066)	(3,278)
Reversal (provision) for tax, civil and labor risks		19	2,092	3,325
Provision for obsolete inventories		3,098	(4,057)	(6,831)
Income from lease and sublease agreements with related parties			21,683
Other income, net		(5,858)	4,283	(20,052)
Costs and Expenses by Nature		R$ (205,367)	R$ (970,256)	R$ (907,229)

[1]	Increase impacted by Bonus IPO expenses recognized in the statement of consolidated Profit and loss, amount R$ and also business acquisitions occurred in 2020.